Document and Entity Information	0 Months Ended
Sep. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2014
Registrant Name	FactorShares Trust
Central Index Key	0001467831
Amendment Flag	false
Document Creation Date	Jan. 29, 2015
Document Effective Date	Jan. 31, 2015
Prospectus Date	Jan. 31, 2015
PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF | PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF
Risk/Return:
Trading Symbol	SILJ